POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2018
POST-EMPLOYMENT BENEFITS
Types of retirement benefits

Types of post-employment benefits sponsored by Eletrobras System companies
	Social security benefit plans			Other benefits post-
Company	BD Plan	Balance Plan	CD Plan	Life Insurance	Health Plan
Eletrobras	X		X	X
Amazonas GT	X		X
CGTEE	X
Chesf	X	X	X	X
Eletronorte	X		X	X	X
Eletronuclear	X				X
Eletrosul	X		X		X
Furnas	X		X	X	X

Balance of post-employment obligations

Post-employment benefit obligations - amounts recognized in
the balance sheet	2018	2017
Social security benefit plans	2,812,902	1,870,577
Health and life insurance plans	246,207	315,428
Total post-employment benefit obligations	3,059,109	2,186,005

Current	164,160	184,293
Non-current	2,894,949	2,001,712

Summary of the actuarial and economic assumptions used to calculate the defined benefit plans

	Economic Assumptions
	2018	2017
Annual actuarial discount real interest rate	4.54% to 4.78%	5.13% to 5.45%
Projection of average wage increase	1.00% to 3.00%	4.06% to 6.59%
Annual average inflation rate	3.89%	4.06%
Expected return on plan assets (i)	3.89%	9.38% to 9.73%

	Demographic Assumptions
	2018	2017
Rate of turnover	T-1 Service (smoothed by 20%); GAMA - Exp. Turnover - NUCLEOS - 2015	0%; N/A; CORES - 2015; Attenuated by 20%; T1 Service Table, SUAV 20%

Table of active and inactive mortality

AT-2000 (segregated by sex) reduced by 10%;AT-2000 (segregated by sex) smoothed by 15%; AT-83 Female; AT-2000 M&F (smoothed by 10%); AT-2000 (male); AT-2000 Basic reduced by 5%, segregated by sex; AT-2000 (segregated by sex) reduced by 10%

AT-83 Basic FEMALE; AT-83 Basic female; AT- 2000 M&F, Smoothed by 10%; AT-2000 Basic M; AT- 2000 Basic, reduced by 5% and segregated by sex; AT- 2000 Basic (reduced by 30%) M&F; AT-2000  (UNISEX) reduced by 10%; AT-2000 (Smoothed by 10%)  M&F; AT-2000 Basic M&F;

Table of mortality of disabled persons	RRB-1983; AT-49 segregated by sex; AT-49 Reduced by 2 years Male; AT-49 (aggravated by 100%) M&F; AT-83 (male); AT-83 IAM (male)

AT- 49 DES; AT- 49 reduced by 2 years; AT- 83 M&F smoothed by 10%; MI-85 segregated by sex; AT-83 M; AT-49 segregated by sex; AT- 49 M&F; AT- 49 Aggravated by 100% M&F; AT-83 M (reduced by 5%); RP 2000 Disable M&F; RRB -  1983

Table of disability	Light (Weak); Alvaro Vindas (smoothed by 50%); Alvaro Vindas; TASA 1927; Light (Medium)	Alvaro Vindas; Medium Light

(i) Represents the maximum and minimum rates of return of plan assets.

Schedule of expected maturity of non-discounted benefits of post-employment defined benefit plans

Social Security Program	2019	2020	2021	2022	2023	2024 to 2028	Total

On December 31, 2018	1,638,516	1,700,118	1,723,513	1,773,834	1,724,886	20,102,272	28,663,139

Summary of sums included in plan assets

Assets Class	2018	2017
Available immediate values	1,053	797
Realizable	570,218	834,606
Private deposits credit	—	1,171,009
Investments in fixed income	16,019,282	16,359,920
Investments in variable income	2,046,838	2,088,593
Investment in funds	—	1,853,234
Real estate investments	711,127	793,797
Structured investments	286,682	545,444
Loans and financing	527,564	562,396
Others	(3,132)	2,186
(-) Funds receivable from the sponsor	(109,839)	(319,896)
(-) Operating liabilities	(69,892)	(130,987)
(-) Contingency liabilities	(278,846)	(305,669)
(-) Investment funds	(126,621)	(82,271)
(-) Administrative funds	(141,706)	(200,293)
(-) Social Security funds	(9,964)	(19,849)
Total assets	19,422,764	23,153,018

Defined benefit pension plan
POST-EMPLOYMENT BENEFITS
Conciliation of the liabilities

Defined benefit pension plans - Amounts recognized in
balance sheet and statement of income for the year	2018	2017
Present value of actuarial obligations partially or totally hedged	26,134,809	23,084,912
Fair value of plan assets	(24,149,547)	(23,153,018)
Net Liabilities/(Assets)	1,985,262	(68,107)

Net current service cost	(7,684)	(50,269)
Net interest cost	155,747	180,742
Actuarial Expense/(Revenue) recognized in the year	148,063	130,473

Conciliation of present value of the obligations

Defined benefit pension plans - Changes in the present value of
the actuarial obligations	2018	2017
Value of actuarial obligations at the beginning of the year	23,086,781	21,682,893
Subsidiaries held for sale (*)	(170,122)	(339,490)
Current service cost	97,890	102,752
Interest on the actuarial obligation	2,115,384	2,273,454
Benefits paid in the year	(1,956,093)	(1,821,569)
Standard Participant Contributions	(64,413)	—
Loss on actuarial obligations arising from remeasurement	3,025,383	1,186,871
Actuarial losses arising from changes in financial assumptions	2,613,642	1,094,536
Actuarial losses arising from experience adjustments	411,741	92,335
Present value of actuarial obligations at the end of the year	26,134,809	23,084,912

* The actuarial liabilities of the subsidiaries Ceal and Amazonas D were reclassified as held for sale in 2018 and those of the subsidiaries Eletroacre, Cepisa, Ceron and Boa Vista were reclassified in 2017.

Conciliation of fair value of the plan assets

Defined benefit pension plans - Changes and
composition of the fair value of assets	2018	2017
Fair value of assets at the beginning of the year	23,153,018	22,025,946
Subsidiaries held for sale (*)	(266,176)	(311,680)
Benefits paid in the year	(1,956,093)	(1,821,537)
Participant contributions disbursed during the year	41,170	153,884
Employee contributions disbursed during the year	294,978	328,526
Expected return on assets in the year	2,145,641	2,334,352
Gain on plan assets (excluding interest income)	737,008	443,525
Fair value of assets at the end of the year	24,149,547	23,153,018
Effective asset return in the year	2,882,650	2,777,878

* The actuarial fair value assets of the subsidiaries Ceal and Amazonas D were reclassified as held for sale in 2018 and those of the subsidiaries Eletroacre, Cepisa, Ceron and Boa Vista were reclassified in 2017.

Summary of amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income

	2018	2017
Other Comprehensive Income (ORA) accumulated - Social Security Program	3,383,390	3,641,454

	2018	2017
Actuarial gains (losses) recognized in ORA in the year net of deferred taxes - Social Security Program	258,065	(158,947)

Other retirement benefit obligations"
POST-EMPLOYMENT BENEFITS
Conciliation of the liabilities

Defined benefit pension plans - Amounts recognized in
balance sheet and statement of income for the year	2018	2017
Present value of actuarial obligations partially or totally hedged	26,134,809	23,084,912
Fair value of plan assets	(24,149,547)	(23,153,018)
Net Liabilities/(Assets)	1,985,262	(68,107)

Net current service cost	(7,684)	(50,269)
Net interest cost	155,747	180,742
Actuarial Expense/(Revenue) recognized in the year	148,063	130,473

Other post-employment benefits - Amounts recognized in the balance sheet
and statement of income for the year	2018	2017
Present value of actuarial obligations partially or totally hedged	246,207	315,428
Fair value of plan assets	—	—
Net Liabilities/(Assets)	246,207	315,428

Current service cost	10,827	10,479
Net interest cost	26,577	26,566
Actuarial Expense/(Revenue) recognized in the year	37,404	37,045

Other post-employment benefit obligations
POST-EMPLOYMENT BENEFITS
Conciliation of present value of the obligations

Other post-employment benefits - Changes in the present value of actuarial
obligations	2018	2017
Amount of actuarial obligations at the beginning of the year	315,429	253,212
Subsidiary held for sale (*)	(33,733)	—
Current service cost	10,827	10,547
Interest on the actuarial obligation	26,577	26,597
Benefits paid in the year	(256,038)	(211,441)
Write off health plan	(14,523)	—
Loss on actuarial obligations arising from remeasurement	197,668	236,515
Actuarial losses arising from changes in demographic assumptions	17,567	10,753
Actuarial losses arising from changes in financial assumptions	70,303	24,243
Actuarial losses arising from experience adjustments	109,798	201,518
Present value of actuarial obligations at the end of the year	246,207	315,429

* The subsidiaries Ceal and Amazonas D were reclassified as held for sale in 2018 and the subsidiaries Eletroacre, Cepisa, Ceron and Boa Vista were reclassified in 2017.

Summary of amounts recognized as actuarial gains and losses in the Statement of Comprehensive Income

	2018	2017
Other Comprehensive Income (ORA) accumulated - Other post-employment benefits	413,156	236,515

	2018	2017
Actuarial gains (losses) recognized in ORA in the year - Other post-employment benefits	(197,668)	(236,515)